Inventories, net - Schedule of inventory write-down (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Inventory write-downs	$ (1,932)	$ (4,174)